Note 2 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]

2. Cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows.

Restricted cash maintained by the Company in the form of term deposits is as follows:

	December 31,
	2024	2023
	A$	A$
Cash and cash equivalents	8,544,105	10,240,429
Restricted cash – current assets	35,000	35,000
Restricted cash – non-current assets	320,000	320,000
	8,899,105	10,595,429

	December 31,
	2024	2023
	A$	A$
Collateral for facilities - current assets	35,000	35,000
Collateral for facilities - non-current assets	320,000	320,000
	355,000	355,000

Collateral for facilities represents a letter of credit for A$35,000 issued in favour of American Express Australia Ltd (current), bank guarantee of A$250,000 for commercial lease of UBS’ premises (non-current) and security deposit on Company’s credit cards of A$70,000 (non-current).

Interest earned on the restricted cash for years ended December 31, 2024 and 2023 was A$11,688 and A$14,347 respectively.